Postretirement Benefit and Post Employment Obligations - Summary of Target Asset Allocation (Details) - Foreign Pension Plan [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation	0.30%	0.70%
Bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation	0.40%	1.10%
Derivatives [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation	0.00%	0.10%
Guaranteed Investment Contract [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation	99.30%	98.10%